Significant Accounting Policies (Schedule of Intangible Assets and Acquired Lease Obligations) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible assets:
Total intangible assets	$ 324,421	$ 200,231	$ 40,960
Finite-lived intangible assets, accumulated amortization	44,231	15,168	1,596
Intangible liabilities:
Total intangible liabilities	214,609	53,826	6,077
Leases, Acquired-in-Place [Member]
Intangible assets:
Total intangible assets	296,698	181,426	32,773
Finite-lived intangible assets, accumulated amortization	40,132	13,581	1,318
Above Market Leases [Member]
Intangible assets:
Total intangible assets	24,292	14,380	8,187
Finite-lived intangible assets, accumulated amortization	3,977	1,520	278
Above Market Ground Rent [Member]
Intangible liabilities:
Total intangible liabilities	3,546	1,973
Finite-lived intangible liabilities, accumulated amortization	125	29	0
Below Market Lease [Member]
Intangible liabilities:
Total intangible liabilities	211,063	51,853	6,077
Finite-lived intangible liabilities, accumulated amortization	14,523	3,932	300
Below Market Ground Rent [Member]
Intangible assets:
Total intangible assets	3,431	4,425
Finite-lived intangible assets, accumulated amortization	$ 122	$ 67	$ 0